GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF GOVERNMENT GRANTS
	December 31, 2024	December 31, 2023
Short term liability at year end	146	153
Total	146	153